Cover Page	May 19, 2021	Aug. 19, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 19, 2021
Entity Registrant Name	NACCO INDUSTRIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9172
Entity Tax Identification Number	34-1505819
Entity Address, Address Line One	5875 Landerbrook Drive
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124-4069
City Area Code	(440)
Local Phone Number	229-5151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $1 par value per share
Trading Symbol	NC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key		0000789933
Amendment Flag		false